As filed with the Securities and Exchange Commission on August 29, 1997


                                   Registration File Nos. 33-79124 and 811-8520

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                     =======================================
                             Washington, D.C. 20549

                                    FORM N-3

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                         Pre-Effective Amendment No.                        |_|


                       Post-Effective Amendment No. 4                       |X|

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|
                               Amendment No. 7                              |X|


                        (Check appropriate box or boxes.)

                           TIAA SEPARATE ACCOUNT VA-1
                           --------------------------
                           (Exact Name of Registrant)

              TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
             ------------------------------------------------------
                           (Name of Insurance Company)

                                730 Third Avenue
                          New York, New York 10017-3206
                          -----------------------------
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 490-9000

Name and Address of Agent for Service:      Copy to:
Peter C. Clapman, Esquire                   Paul J. Mason, Esquire
Teachers Insurance and Annuity              Sutherland, Asbill & Brennan, L.L.P.
    Association of America                  1275 Pennsylvania Avenue, N.W.
730 Third Avenue                            Washington, D.C.  20004-2404
New York, New York  10017-3206

    Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of this filing

It is proposed that this filing  will  become  effective (check appropriate box)

            |_| immediately upon filing pursuant to paragraph (b) | | on (date), pursuant to paragraph (b)
            |_| 60 days after filing pursuant to paragraph(a)(1) |X| on September 5, 1997, pursuant to paragraph(a)(1) |_| 75 days after filing pursuant to paragraph(a)(2) |_| on(date)pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

            |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996, was filed on February 13, 1997.

                              CROSS REFERENCE SHEET
                              ---------------------

              Showing Location of Information Required by Form N-3 in Part A (Prospectus) and Part B (Statement of Additional Information)
                          of the Registration Statement

                               PART A (PROSPECTUS)


Item of Form N-3                                  Part A (Prospectus) Caption
----------------                                  ---------------------------

 1.  Cover Page.................................. Cover Page

 2.  Definitions................................. Definitions

 3.  Synopsis ................................... Summary

 4.  Condensed Financial Information............. Condensed Financial Information; Performance
                                                  Information

 5.  General Description of Registrant
     and Insurance Company....................... Teachers Insurance and Annuity Association of
                                                  America; The Separate Account; Investment Practices

 6.  Management.................................. Management and Investment Advisory Arrangements

 7.  Deductions and Expenses..................... The Contract (Charges)

 8.  General Description of Variable
     Annuity Contracts........................... Adding, Closing, or Substituting Portfolios; The
                                                  Contract; Voting Rights; General Matters

 9.  Annuity Period.............................. The Contract (The Annuity Period; Income Options)

10.  Death Benefit............................... The Contract (Death Benefits)

11.  Purchases and Contract Value................ Valuation of Assets; The Contract (Remitting
                                                  Premiums; Accumulation Units); Distribution of the
                                                  Contracts

12.  Redemptions................................. The Contract (Remitting Premiums; Cash Withdrawals;
                                                  General Considerations for All Transfers and Cash
                                                  Withdrawals)

13.  Taxes....................................... The Contract (Tax Issues); Federal Income Taxes

14.  Legal Proceedings........................... Legal Proceedings

15.  Table of Contents of the Statement of
     Additional Information...................... Table of Contents for the Statement of Additional
                                                  Information

                  PART B (STATEMENT OF ADDITIONAL INFORMATION)

Item of Form N-3                                  Part B (Statement of Additional Information) Caption
----------------                                  ----------------------------------------------------
16.  Cover Page.................................. Cover Page

17.  Table of Contents........................... Table of Contents

18.  General Information and History............. (Prospectus) Teachers Insurance and Annuity
                                                  Association of America

19.  Investment Objectives and Policies........... Investment Restrictions; Investment Policies and Risk
                                                   Considerations; Portfolio Turnover

20.  Management................................... Management

21.  Investment Advisory and Other Services....... Investment Advisory and Related Services

22.  Brokerage Allocation......................... Brokerage Allocation

23.  Purchase and Pricing of Securities Being
     Offered...................................... Valuation of Assets; (Prospectus) The Contract
                                                   (Transfers Between the Separate Account and the Fixed
                                                   Account; General Considerations for All Transfers and
                                                   Cash Withdrawals)

24.  Underwriters................................. (Prospectus) Distribution of the Contracts

25.  Calculation of Performance Data.............. Performance Information

26.  Annuity Payments............................. (Prospectus) The Contract (The Annuity Period;
                                                    Income Options)

27.  Financial Statements......................... Financial Statements; (Prospectus) Condensed Financial
                                                   Information

The sole purpose of this post-effective amendment to the Registration Statement for certain individual deferred variable annuity contracts funded through TIAA Separate Account VA-1 is to add a prospectus profile to be used in connection with the offer and sale of such contracts. The information included in post-effective amendment Number 3 to the Registration Statement as filed with the Securities and Exchange Commission on April 15, 1997 is incorporated herein by reference.

Teachers Personal Annuity
Profile
Individual Deferred Variable Annuity


September   , 1997
This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully discussed in the full Prospectus which accompanies this Profile. Please read the Prospectus carefully.


(TIAA logo)
Teachers Insurance and Annuity Association


1.  What Is The TIAA Variable Annuity Contract?
The TIAA Variable Annuity Contract (the Teachers Personal Annuity) is an individual flexible-premium (you can contribute varying amounts) deferred annuity funded through TIAA Separate Account VA-1 (the Separate Account), a segregated investment account of TIAA. The Contract accepts only after-tax dollars. The main purpose of the Separate Account is to accumulate, invest, and then disburse funds for lifetime income or through a variety of payment options.

The Contract allows you to invest in one variable investment portfolio, the Stock Index Account, as well as the Fixed Account or both. The Stock Index Account seeks to achieve favorable long-term returns from a diversified portfolio of domestic stocks. Like all variable annuities, the value of your accumulation in the Stock Index Account will fluctuate depending upon how the underlying investments do over time. TIAA does not guarantee the investment performance of the Stock Index Account, and you bear the entire investment risk.

The Contract has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving payments from the Contract, which currently can only be from the Fixed Account.


2.  What Are The Choices For Annuity Payments?
All annuity payments are currently paid from the Fixed Account. A variable payment option is not currently available. You have a number of different options for the payment of annuity income including: Single-Life Annuities, which pay income as long as you live; Life Annuities with Guaranteed Periods, which pay income as long as you live or until the end of the guaranteed period of 10, 15 or 20 years, whichever is longer; Payments for a Fixed Period, which pay income for a stipulated period of not less than two nor more than thirty years; and Survivor Annuities, which pay income to you as long as you live, then continue at either the same or a reduced level for the life of your annuity partner. A guaranteed period or a fixed period may not exceed your life expectancy or in the case of a survivor annuity, the life expectancies of you and your annuity partner. You can make or change your income choices at any time before you begin to receive annuity income payments.


3.  How Is The Contract Purchased?
To purchase a Contract, you must complete an application and make an initial investment of at least $2,000, or $25 using Electronic Funds Transfer (EFT). Additional contributions must be at least $100, or $25 using EFT or an approved payroll deduction program at your institution.

To be eligible for this account, either you, your spouse or domestic partner must be employed (full- or part-time) by, or retired from, a nonprofit or private elementary or secondary school, college, university or other qualifying nonprofit Education or Research organization.


4.  What Investment Option Is Available?
The variable component of the Teachers Personal Annuity allows you to invest in the Stock Index Account. The Stock Index Account is a variable investment account that seeks favorable long-term returns by tracking the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index, the Russell 3000(R) Index.

The Russell 3000 Index consists of the 3,000 largest publicly-traded U.S. corporations, as determined by the value of their outstanding stock. These companies represent approximately 98% of the total market value of publicly-traded U.S. companies. The Stock Index Account invests in a sample of stocks selected to track the index's return. The Account may not always have the same return as the index, but it is expected to be very close.


5.  What Are The Significant Risks?
You can lose money by investing in the fund.
The value of the portfolio stocks will rise and fall as a result of changes in market conditions and other company, market or economic news. In general, during periods when the overall U.S. stock market is rising, the value of your investment will rise; while in market declines, the value of your investment will likewise decline. Returns are not guaranteed and principal and returns will fluctuate over time. The Stock Index Account may be appropriate for investors who are willing to accept some degree of market fluctuation in pursuit of potentially higher long-term returns.


6.  What Are The Expense Charges?
Charges are deducted each valuation day from the assets of the Separate Account for various services required to manage investments, administer the Separate Account and the Contract, and to cover certain insurance risks borne by TIAA. We expect that expense deductions will be relatively low. Currently, as a percentage of net assets, the investment advisory charge is 0.07%, the administrative expense charge is 0.20% and the mortality and expense risk charge is 0.10%.

Although the investment advisor to the Account is entitled to an annual fee of 0.30% of the Account's average daily net assets, it has voluntarily agreed to waive a portion of its fee. TIAA reserves the right to increase the mortality and expense risk charge to a maximum of 1.00% per year. TIAA guarantees that total annual expenses will not exceed 1.50%.

The following chart is designed to help you understand the charges under the Contract. The "Total Annual Charges" column shows the sum of the insurance charges and the portfolio charges. The example shows the expenses, in dollars, you would incur on a hypothetical investment of $1,000 over several periods, assuming a 5% annual return on assets.

(Chart 1)
                                                     Examples:
            Total      Total              Total      Total Annual
            Annual     Annual             Annual     Expenses
            Insurance  Portfolio          Charges    At End Of:
            Charges    Charges
                                                     1 year   10 years

Separate    0.10%      0.27%              0.37%      $4       $47
Account

(Caption1) This table reflects all expenses other than state premium taxes.


7.  How Are Contributions And Earnings Taxed?
The Contract accepts only after-tax dollars and, unlike other TIAA-CREF annuities, it can't be part of an employer retirement plan that accepts pre-tax investments.

Contributions to a Teachers Personal Annuity don't reduce your current taxable income. However, your earnings under the annuity are generally tax deferred until you make a cash withdrawal from the Contract or receive annuity payments. If you make a cash withdrawal of earnings prior to age 59 1/2, a 10% federal tax penalty may apply, in addition to regular income tax. Contracts in certain states are also subject to a state premium tax.

In some states, premium taxes may be deducted when premiums are paid, when cash withdrawals are taken, or from the accumulation when it's applied to provide annuity payments.

Taxation of annuity products may be complex and is subject to change. Be sure to consult your tax advisor for complete details.


8.  Will I Have Access To My Money?
Yes, you can withdraw any amount from $1,000 and up as often as you like from the Stock

Index Account. Currently, there is no sales or "surrender" charge if you withdraw some or all of your accumulation. Of course, you may also have to pay income tax on any earnings and a tax penalty on any cash withdrawals prior to age 59 1/2.


9. Who Is The Investment Advisor For The Stock Index Account And How Has The Stock Index Account Performed?
Teachers Advisors, Inc. (Advisors) manages the assets of the Stock Index Account. A wholly-owned subsidiary of TIAA, Advisors is registered under the Investment Advisor=s Act of 1940.

The charts below show the total return for the Stock Index Account for the time periods indicated. Performance results shown in these charts reflect the waiver of a portion of the investment advisory fee. If such waiver had not been in effect, performance results would have been lower. Performance results also reflect all recurring expense deductions made against the assets of the Account.

(Chart 2)
Calendar Year
         36.17%            21.54%
         1995              1996
(Caption2) Past performance does not guarantee future results.


(Chart 3)
AVERAGE TOTAL RETURN FOR PERIOD ENDING JUNE 30, 1997
                             Since Inception (11/1/94)      1 Year
Stock Index Account          27.29%                         30.46%
Russell 3000                 27.72%                         30.58%
(Caption3) The Russell 3000 Index is a trademark of the Frank Russell Company. The Russell 3000 is an unmanaged index and its returns may not match the returns of the Stock Index Account.


10.  What Death Benefits Are Available Under The Contract?
If you die before receiving annuity payments, your beneficiary will receive a death benefit. The amount of death benefit will equal the greater of (1) the amount you have accumulated in your accounts on the day we receive proof of death or (2) the total premiums paid under the Contract minus any cash withdrawals.

11.  What Other Services Are There?
o Automated Service Center. Our Automated Service Center offers an easy way for you to obtain information about your investment. Just call 1 800 223-1200 and use your assigned Personal Access Code to confidentially obtain vital account information. If you have a touch-tone phone, the service is available to you 24 hours a day. From a rotary phone, the service is available between the hours of 8:00 a.m. and 8:00 p.m., Monday through Friday,

Eastern Time.

o Electronic Funds Transfer. With this convenient service, making contributions to your account is easier than ever. You can transfer funds from your checking account to your Teachers Personal Annuity Contract on a regular basis--up to 2 times per month. And, keeping track of contributions is easy since each transfer will appear on your monthly checking account statement and on your Teachers Personal Annuity Quarterly Report.


12.  Can I Get More Information On The Separate Account?
If you need more information, including annual and semi-annual reports, please contact us at:

Teachers Insurance and Annuity Association
730 Third Avenue, New York, NY 10017-3206
1 800 223-1200



The variable component of the Teachers Personal Annuity contract is distributed by Teachers Personal Investors Services, Inc.

                                   SIGNATURES
                                   ----------


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-1 has caused this Registration Statement to be signed on its behalf, in the City of New York and State of New York on the 29th day of August, 1997.


                                                   TIAA SEPARATE ACCOUNT VA-1



                                                   By: /s/ Thomas G. Walsh
                                                       -------------------
                                                       Thomas G. Walsh
                                                       Executive Vice President




         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                      Date
---------                  -----                                      ----

/s/ Thomas G. Walsh        Executive Vice President (Principal      8/29/97
----------------------     Executive and Financial Officer) and
Thomas G. Walsh            Manager


/s/ Richard L. Gibbs       Executive Vice President (Principal      8/29/97
----------------------     Accounting Officer)
Richard L. Gibbs

Signature                  Title                                      Date
---------                  -----                                      ----

/s/ Laurence W. Franz      Manager                                  8/29/97
----------------------
Laurence W. Franz


/s/ Jeanmarie C. Grisi     Manager                                  8/29/97
----------------------
Jeanmarie C. Grisi


/s/ Richard M. Norman      Manager                                  8/29/97
----------------------
Richard M. Norman

                                   SIGNATURES
                                   ----------


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Teachers Insurance and Annuity Association of America has caused this Registration Statement to be signed on its behalf, in the City of New York and State of New York on the 29th day of August, 1997.


                                                  TEACHERS INSURANCE AND
                                                  ANNUITY ASSOCIATION OF
                                                  AMERICA


                                                  By:/s/ Peter C. Clapman
                                                     --------------------
                                                     Peter C. Clapman
                                                     Senior Vice President and
                                                     Chief Counsel, Investments


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                  Title                                        Date
---------                  -----                                        ----




/s/ John H. Biggs          Chairman of the Board and Chief             8/29/97
-----------------------    Executive Officer (Principal Executive
John H. Biggs              Officer) and Trustee


/s/ Martin L. Leibowitz    Vice Chairman, Chief Investment Officer,    8/29/97
-----------------------    and Trustee (Principal Investment Officer)
Martin L. Leibowitz


/s/ Richard L. Gibbs       Executive Vice President (Principal         8/29/97
-----------------------    Financial and Accounting Officer)
Richard L. Gibbs

Signature of Trustee       Date        Signature of Trustee             Date
--------------------       ----        --------------------             ----


/s/ David Alexander        8/29/97                                     8/29/97
-----------------------                -------------------------
David Alexander                        Dorothy Ann Kelly, O.S.U.


/s/ Marcus Alexis          8/29/97     /s/ Robert M. O'Neil            8/29/97
-----------------------                -------------------------
Marcus Alexis                          Robert M. O'Neil


/s/ Willard T. Carleton    8/29/97     /s/ Leonard S. Simon            8/29/97
-----------------------                -------------------------
Willard T. Carleton                    Leonard S. Simon


/s/ Robert C. Clark        8/29/97     /s/ Ronald L. Thompson          8/29/97
-----------------------                -------------------------
Robert C. Clark                        Ronald L. Thompson


                           8/29/97                                     8/29/97
-----------------------                -------------------------
Flora Mancuso Edwards                  Paul R. Tregurtha


                           8/29/97     /s/ Charles J. Urstadt          8/29/97
-----------------------                -------------------------
Estelle A. Fishbein                    Charles J. Urstadt


/s/ Frederick R. Ford      8/29/97     /s/ William H. Waltrip          8/29/97
-----------------------                -------------------------
Frederick R. Ford                      William H. Waltrip


/s/ Martin J. Gruber       8/29/97     /s/ Rosalie J. Wolf             8/29/97
-----------------------                -------------------------
Martin J. Gruber                       Rosalie J. Wolf


/s/ Ruth Simms Hamilton    8/29/97
-----------------------
Ruth Simms Hamilton